Insurance Contracts - Summary of Net Liabilities of Insurance Contracts (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Insurance contracts	¥ 2,212,398	¥ 2,022,151
Long-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Insurance contracts	2,186,671	1,996,715
Short-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Claims and claim adjustment expenses	14,665	13,674
Unearned premiums	11,062	11,762	¥ 10,367
Gross [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Insurance contracts	2,216,031	2,025,133
Gross [member] | Long-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Insurance contracts	2,189,794	1,999,066	1,825,956
Gross [member] | Short-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Claims and claim adjustment expenses	14,805	13,778	11,538
Unearned premiums	11,432	12,289	10,492
Ceded [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Insurance contracts	(3,633)	(2,982)
Ceded [member] | Long-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Insurance contracts	(3,123)	(2,351)
Ceded [member] | Short-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Claims and claim adjustment expenses	(140)	(104)
Unearned premiums	¥ (370)	¥ (527)	¥ (125)